DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
The company’s activities expose it to a variety of financial risks, including market risk (currency risk and interest rate risk), and liquidity risk. The company and its subsidiaries selectively use derivative financial instruments principally to manage these risks.
The following table summarizes the aggregate notional amounts of the company’s derivative positions as at December 31, 2022 and 2021:

(US$ MILLIONS)	December 31, 2022	December 31, 2021
Foreign exchange contracts	$2,529	$3,504
Cross currency swaps	110	—
Interest rate derivatives	3,846	4,384
	$6,485	$7,888
Foreign exchange contracts
The following table presents the notional amounts and average exchange rates for foreign exchange contracts held by the company as at December 31, 2022 and 2021. The notional amounts as at December 31, 2022 and 2021 include both buy and sell contracts.

	Notional amount		Average exchange rate
(US$ MILLIONS, except as noted)	2022	2021	2022	2021
Foreign exchange contracts
Australian dollars	$387	$476	1.58	1.37
British pounds	263	699	0.82	0.75
Canadian dollars	106	99	1.35	1.26
Euros	640	742	0.94	0.87
Swedish krona	1,086	1,475	9.78	9.08
Other	47	13
	$2,529	$3,504
Other Information Regarding Derivative Financial Instruments
The following table presents the notional amounts underlying derivative instruments by term to maturity as at December 31, 2022 and the comparative notional amounts as at December 31, 2021, for both derivatives that are classified as FVTPL and derivatives that qualify for hedge accounting:

	2022				2021
(US$ MILLIONS)	< 1 Year	1-5 Years	5+ Years	Total notional amount	Total notional amount
Fair value through profit or loss
Foreign exchange contracts	$1,022	$—	$—	$1,022	$1,131
Designated for hedge accounting
Foreign exchange contracts	412	1,095	—	1,507	2,373
Cross currency swaps	—	110	—	110	—
Interest rate derivatives	—	3,846	—	3,846	4,384
	$1,434	$5,051	$—	$6,485	$7,888